SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues	$ 11,614	$ 10,713	$ 9,671
Long-Lived Assets	48	70	93
North America [Member]
Segment Reporting Information [Line Items]
Total revenues	9,656	9,023	8,694
Long-Lived Assets	32	37	34
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues	972	969	714
Long-Lived Assets	16	33	59
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total revenues	619	291	263
Long-Lived Assets	0	0	0
South America [Member]
Segment Reporting Information [Line Items]
Total revenues	367	430	0
Long-Lived Assets	$ 0	$ 0	$ 0